Business segment reporting (Tables)	12 Months Ended
Dec. 31, 2023
Business Segment Reporting
Schedule of income statements and other significant data

Thousand of reais	2023

(Condensed) Income Statement	Commercial Banking	Global Wholesale Banking	Total

NET INTEREST INCOME	44,651,967	2,232,067	46,884,034
Equity instrument income	3,514	18,665	22,179
Income from companies accounted for by the equity method	184,889	54,347	239,236
Net fee and commission income	13,269,837	2,370,128	15,639,965
Gains (losses) on financial assets and liabilities (net) and Exchange differences (net) (1)	(1,125,430)	4,920,116	3,794,686
Other operating expense (net)	(595,993)	(119,797)	(715,790)
TOTAL INCOME	56,388,784	9,475,526	65,864,310
Personnel expenses	(9,753,972)	(1,059,954)	(10,813,926)
Other administrative expenses	(7,866,949)	(881,766)	(8,748,715)
Depreciation and amortization	(2,621,353)	(119,597)	(2,740,950)
Provisions (net)	(4,404,408)	(20,004)	(4,424,412)
Impairment losses on financial assets (net)	(26,582,759)	(1,425,327)	(28,008,086)
Impairment losses on non-financial assets (net)	(250,044)	(129)	(250,173)
Other non-financial gains (losses)	1,043,603	-	1,043,603
OPERATING PROFIT BEFORE TAX (1)	5,952,902	5,968,749	11,921,651
Currency Hedge(1)	(163,165)	-	(163,165)
ADJUSTED OPERATING INCOME BEFORE TAX (1)	5,789,737	5,968,749	11,758,486

Thousand of reais	2022

(Condensed) Income Statement	Commercial Banking	Global Wholesale Banking	Total

NET INTEREST INCOME	45,617,896	1,885,281	47,503,177
Equity instrument income	11,239	26,834	38,073
Income from companies accounted for by the equity method	147,676	51,503	199,179
Net fee and commission income	12,538,806	2,337,074	14,875,880
Gains (losses) on financial assets and liabilities (net) and Exchange differences (net) (1)	(360,383)	5,059,609	4,699,226
Other operating expense (net)	(718,459)	(122,543)	(841,002)
TOTAL INCOME	57,236,775	9,237,758	66,474,533
Personnel expenses	(8,985,721)	(911,274)	(9,896,995)
Other administrative expenses	(7,571,376)	(771,742)	(8,343,118)
Depreciation and amortization	(2,479,643)	(105,859)	(2,585,502)
Provisions (net)	(1,207,531)	(7,959)	(1,215,490)
Impairment losses on financial assets (net)	(23,682,848)	(1,145,901)	(24,828,749)
Impairment losses on non-financial assets (net)	(160,479)	(955)	(161,434)
Other non-financial gains (losses)	131,482	-	131,482
OPERATING PROFIT BEFORE TAX (1)	13,280,659	6,294,068	19,574,727
Currency Hedge(1)	(129,406)	-	(129,406)
ADJUSTED OPERATING INCOME BEFORE TAX (1)	13,151,253	6,294,068	19,445,321

Thousand of reais	2021

(Condensed) Income Statement	Commercial Banking	Global Wholesale Banking	Total

NET INTEREST INCOME	46,236,026	5,082,440	51,318,466
Equity instrument income	10,216	79,824	90,040
Income from companies accounted for by the equity method	105,403	38,781	144,184
Net fee and commission income	13,285,099	1,988,202	15,273,301
Gains (losses) on financial assets and liabilities (net) and Exchange differences (net) (1)	(1,433,236)	(347,268)	(1,780,504)
Other operating expense (net)	(974,391)	(144,989)	(1,119,380)
TOTAL INCOME	57,229,116	6,696,990	63,926,107
Personnel expenses	(8,220,544)	(805,158)	(9,025,702)
Other administrative expenses	(7,697,346)	(593,371)	(8,290,717)
Depreciation and amortization	(2,342,639)	(91,282)	(2,433,921)
Provisions (net)	(2,176,774)	(2,643)	(2,179,417)
Impairment losses on financial assets (net)	(17,169,630)	56,896	(17,112,734)
Impairment losses on non-financial assets (net)	(163,935)	(1,864)	(165,799)
Other non-financial gains (losses)	32,512	-	32,512
OPERATING PROFIT BEFORE TAX (1)	19,490,760	5,259,568	24,750,329
Currency Hedge(1)	2,511,980	-	2,511,980
ADJUSTED OPERATING INCOME BEFORE TAX (1)	22,002,740	5,259,568	27,262,309

(1)	Includes, within the Commercial Bank, the foreign exchange hedge of the dollar investment (a strategy to mitigate the tax effects and exchange rate fluctuations of offshore investments on net income), with its result recorded in 'Gains (losses) on financial assets and liabilities,' fully offset in the Tax line.

Schedule of other aggregates

	2023
Other aggregates:	Commercial Banking	Global Wholesale Banking	Total
Total assets	1,010,503,261	105,149,515	1,115,652,776
Loans and advances to customers	445,085,759	72,891,376	517,977,135
Customer deposits	425,724,599	157,495,977	583,220,576

	2022
Other aggregates:	Commercial Banking	Global Wholesale Banking	Total
Total assets	886,630,727	98,820,102	985,450,829
Loans and advances to customers	417,773,158	72,856,870	490,630,028
Customer deposits	356,744,926	133,208,563	489,953,489

	2021
Other aggregates:	Commercial Banking	Global Wholesale Banking	Total
Total assets	838,267,118	92,941,277	931,208,395
Loans and advances to customers	394,086,048	70,757,994	464,844,042
Customer deposits	344,180,608	124,780,461	468,961,069